Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Operating activities:
Net income (loss)	$ 757	$ (1,393)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Depreciation and amortization	206	225
Operating lease right-of-use amortization	176	168
Finance lease right-of-use amortization		4
Stock-based compensation	1,223	2
Provision for credit losses	247
Gain on extinguishment of liability	(14,636)
Change in valuation of convertible promissory notes	1,203	(549)
Change in valuation of warrant liabilities	4,626
Changes in operating assets and liabilities:
Accounts receivable	(501)	2,144
Inventory	(298)	(651)
Contract assets	(874)	(1,769)
Prepaid expenses and other current assets	(2,292)	102
Other assets	24	35
Accounts payable	(2,713)	133
Contract liabilities	(13)	(650)
Accrued and other current liabilities	(1,067)	1,048
Net defined benefit liabilities	109	186
Income tax payable	(83)
Lease liabilities	(177)	(170)
Other liabilities	(330)	(345)
Net cash used in operating activities	(14,413)	(1,480)
Investing activities:
Purchases of property and equipment		(118)
Net cash used in investing activities		(118)
Financing activities:
Proceeds from exercise of stock options		1
Proceeds from bank borrowings		582
Proceeds from issuance of convertible promissory notes	16,290
Proceeds from reverse recapitalization and PIPE Financing, net of transaction costs	17,238
Repayment of bank borrowings	(3,254)	(31)
Net cash provided by financing activities	30,274	552
Effect of exchange rate changes on cash and cash equivalents	3	(52)
Net increase (decrease) in cash and cash equivalents	15,864	(1,098)
Cash and cash equivalents at beginning of year	258	1,398
Cash and cash equivalents cash at end of year	16,122	300
Supplemental disclosure of cash flow information:
Cash paid for interest	1,183	368
Cash paid for income taxes	3	3
Cash paid for amounts included in the measurement of operating leases	192	$ 195
Issuance of common stock from conversion of convertible promissory notes and accrued interest	$ 41,209